Trade and other receivables - non-current (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of non-current assets - trade and other receivables non-current

	2023	2022
	A$’000	A$’000

Non-current assets

GBM Agile deposit	—	7,258
Corporate credit card deposit	43	43

	43	7,301